Regulatory Requirements (Tables)	6 Months Ended
Sep. 30, 2024
Regulatory Requirements [Abstract]
Schedule of Capital Requirements	Capital requirements as of September 30, 2024
	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
I Win Securities Limited	$386,109	$1,193,207	$807,098	309%
I Win Asset Management Limited (1)	12,870	62,936	50,066	489%
Total	$398,979	$1,256,143	$857,164	315%
Capital requirements as of March 31, 2024
	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of Requirement Maintained
I Win Securities Limited	$383,345	$1,640,332	$1,256,987	428%
I Win Asset Management Limited (1)	12,778	72,452	59,674	567%
Total	$396,123	$1,712,784	$1,316,661	432%
(1)	I Win Asset Management Limited is only required to file its regulatory returns in June and December of every year. The capital levels presented above as of September 30, 2024 and March 31, 2024, reflects the position as submitted in its regulatory return as of June 2024 and December 2023, respectively.